PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 50.3%
U.S. Treasury Obligations 49.4%
U.S. Treasury Bonds	4.125%	08/15/44	1,500	$1,348,359
U.S. Treasury Notes	3.625	09/30/31	5,500	5,350,899
U.S. Treasury Notes	3.875	08/15/34	2,000	1,927,500
U.S. Treasury Notes	4.125	10/31/26	7,300	7,309,125
U.S. Treasury Notes	4.125	10/31/29	14,000	14,103,906

Total U.S. Treasury Obligations (cost $30,053,275)				30,039,789

	Shares
Unaffiliated Exchange-Traded Fund 0.9%
Vanguard S&P 500 ETF (cost $534,847)	1,000	541,760

Total Long-Term Investments (cost $30,588,122)		30,581,549

Short-Term Investments 49.4%
Affiliated Mutual Fund 20.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $12,125,781)(wb)	12,125,781	12,125,781

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 8.2%
U.S. Treasury Bills	4.313%	09/02/25	2,000	1,978,413

U.S. Treasury Bills	4.848	07/10/25	3,000	2,986,621

Total U.S. Treasury Obligations (cost $4,962,799)				4,965,034

PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description		Value
Options Purchased*~ 21.2%
(cost $9,638,924)	$12,888,965

Total Short-Term Investments (cost $26,727,504)	29,979,780

TOTAL INVESTMENTS 99.7% (cost $57,315,626)	60,561,329
Other assets in excess of liabilities(z) 0.3%	176,554

Net Assets 100.0%	$60,737,883

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/08/29	$500.00		450		45	$7,796,828
SPDR S&P 500 ETF Trust	Call	06/18/29	$545.00		335		34	5,092,137
Total Options Purchased (cost $9,638,924)								$12,888,965
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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